UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Karen Gilomen, Esq., Secretary

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: November 1, 2017 – January 31, 2018

Item 1. Schedule of Investments.

ALPS | Alerian MLP Infrastructure Index Fund

STATEMENT OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Value (Note 2)
MASTER LIMITED PARTNERSHIPS (99.47%)
Gathering & Processing | Natural Gas (28.16%)
Oil & Gas (2.02%)
Antero Midstream Partners LP	23,405	$711,980

Oil & Gas Services (1.16%)
Rice Midstream Partners LP	19,641	408,533

Pipelines (24.98%)
DCP Midstream LP	24,223	1,001,621
EnLink Midstream Partners LP	44,157	771,864
MPLX LP	76,867	2,859,453
Western Gas Partners LP	26,868	1,350,923
Williams Partners LP	67,958	2,847,440
		8,831,301

TOTAL GATHERING & PROCESSING | NATURAL GAS		9,951,814

Pipeline Transportation | Natural Gas (31.38%)
Pipelines (31.38%)
Boardwalk Pipeline Partners LP	33,315	418,436
Dominion Midstream Partners LP	13,040	387,940
Energy Transfer Partners LP	192,061	3,848,903
Enterprise Products Partners LP	129,421	3,574,608
EQT Midstream Partners LP	15,693	1,167,402
Spectra Energy Partners LP	21,506	919,167
TC PipeLines LP	14,122	771,626
		11,088,082

TOTAL PIPELINE TRANSPORTATION | NATURAL GAS		11,088,082

Pipeline Transportation | Petroleum (39.93%)
Pipelines (39.93%)
Andeavor Logistics LP	23,833	1,232,166
Buckeye Partners LP	39,090	2,107,733
Enbridge Energy Partners LP	57,713	834,530
Genesis Energy LP	28,761	662,366
Holly Energy Partners LP	11,081	347,832
Magellan Midstream Partners LP	47,567	3,395,808
NGL Energy Partners LP	29,853	500,038
NuStar Energy LP	21,194	706,184
Phillips 66 Partners LP	12,378	651,578
Plains All American Pipeline LP	112,590	2,361,012
Shell Midstream Partners LP	26,428	756,634
	Shares	Value (Note 2)
Pipelines (continued)
Tallgrass Energy Partners LP	12,580	$553,520
		14,109,401

TOTAL PIPELINE TRANSPORTATION | PETROLEUM		14,109,401

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $28,844,844)		35,149,297

TOTAL INVESTMENTS (99.47%)
(Cost $28,844,844)		$35,149,297

Other Assets In Excess Of Liabilities (0.53%)		186,873

NET ASSETS (100.00%)		$35,336,170

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS|CoreCommodity Management

CompleteCommodities® Strategy Fund

CONSOLIDATED  STATEMENT OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (26.94%)
Argentina (0.11%)
Adecoagro SA(a)	50,405	$488,424
YPF SA, Sponsored ADR	6,231	150,479
		638,903

Australia (1.63%)
BHP Billiton, Ltd.	3,582	87,169
BlueScope Steel, Ltd.	73,800	862,287
Fortescue Metals Group, Ltd.	502,640	2,008,936
GrainCorp, Ltd., Class A	85,256	508,375
Iluka Resources, Ltd.	60,429	492,780
Incitec Pivot, Ltd.	328,759	988,130
Independence Group NL	77,396	313,700
Mineral Resources, Ltd.	39,759	602,952
Newcrest Mining, Ltd.	1,623	29,648
Northern Star Resources, Ltd.	27,843	129,904
Nufarm, Ltd.	95,715	614,704
Oil Search, Ltd.	5,201	31,726
OZ Minerals, Ltd.	133,936	1,009,104
Regis Resources, Ltd.	42,843	142,234
Santos, Ltd.(a)	7,201	29,593
South32, Ltd.	276,844	852,170
Western Areas, Ltd.	156,235	415,451
Whitehaven Coal, Ltd.	34,182	136,067
Woodside Petroleum, Ltd.	10,488	279,905
		9,534,835

Austria (0.10%)
OMV AG	1,946	125,297
voestalpine AG	6,748	438,001
		563,298

Brazil (0.82%)
BRF SA, ADR(a)	33,459	372,399
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	112,065	1,270,817
Cia Siderurgica Nacional SA, Sponsored ADR(a)	211,328	718,515
Gerdau SA, Sponsored ADR	295,780	1,325,095
Petroleo Brasileiro SA, Sponsored ADR(a)	40,370	539,343
Vale SA, Sponsored ADR	42,979	562,595
		4,788,764

Canada (5.19%)
Advantage Oil & Gas, Ltd.(a)	80,500	258,516
Agnico Eagle Mines, Ltd.	21,897	1,035,290
Alamos Gold, Inc., Class A	72,378	432,820
ARC Resources, Ltd.	93,187	1,025,057
Barrick Gold Corp.	38,175	548,957
Baytex Energy Corp.(a)	57,800	176,220
Birchcliff Energy, Ltd.	128,800	357,080
Cameco Corp.	35,410	325,772
Canadian Energy Services & Technology Corp.	32,100	155,280
	Shares	Value (Note 2)
Canada (continued)
Canadian Solar, Inc.(a)	19,387	$298,754
Cenovus Energy, Inc.	108,900	1,038,534
Centerra Gold, Inc.(a)	101,400	523,488
Crescent Point Energy Corp.	183,878	1,450,095
Crew Energy, Inc.(a)	144,400	264,146
Detour Gold Corp.(a)	25,500	272,415
Encana Corp.	8,286	102,581
Enerflex, Ltd.	11,100	132,027
Enerplus Corp.	58,700	666,698
First Majestic Silver Corp.(a)	92,870	568,364
First Quantum Minerals, Ltd.	4,500	67,098
Fortuna Silver Mines, Inc.(a)	92,452	443,770
Franco-Nevada Corp.	10,944	836,012
Freehold Royalties, Ltd.	26,200	286,283
Goldcorp, Inc.	21,802	312,205
Guyana Goldfields, Inc.(a)	35,500	136,516
Hudbay Minerals, Inc.	38,900	333,338
Husky Energy, Inc.(a)	4,513	66,154
IAMGOLD Corp.(a)	16,452	96,738
Imperial Oil, Ltd.	7,300	229,505
Ivanhoe Mines, Ltd., Class A(a)	62,600	179,148
Kelt Exploration, Ltd.(a)	64,000	392,325
Kinross Gold Corp.(a)	21,873	94,710
Kirkland Lake Gold, Ltd.	6,100	91,946
Lundin Mining Corp.	346,400	2,503,655
MEG Energy Corp.(a)	35,900	162,280
New Gold, Inc.(a)	27,527	83,407
Nutrien, Ltd.(a)	10,841	567,418
NuVista Energy, Ltd.(a)	34,400	243,317
OceanaGold Corp.	141,100	388,885
Osisko Gold Royalties, Ltd.	29,369	329,983
Pan American Silver Corp.	63,470	1,042,177
Paramount Resources, Ltd., Class A(a)	15,300	223,902
Parex Resources, Inc.(a)	43,000	642,203
Peyto Exploration & Development Corp.	98,300	896,688
PrairieSky Royalty, Ltd.	21,436	530,846
Precision Drilling Corp.(a)	89,606	325,270
Pretium Resources, Inc.(a)	19,286	134,231
Raging River Exploration, Inc.(a)	147,000	890,366
Sandstorm Gold, Ltd.(a)	19,008	99,792
Secure Energy Services, Inc.	42,200	305,350
SEMAFO, Inc.(a)	28,400	84,046
Seven Generations Energy, Ltd., Class A(a)	68,200	950,919
ShawCor, Ltd.	12,200	275,343
Spartan Energy Corp.(a)	79,600	403,177
SSR Mining, Inc.(a)	68,041	588,555
Teck Resources, Ltd., Class B	40,999	1,191,021
TORC Oil & Gas, Ltd.	28,600	158,114
Torex Gold Resources, Inc.(a)	13,700	141,344
Tourmaline Oil Corp.(a)	42,800	691,411
Trican Well Service, Ltd.(a)	96,300	301,427
Turquoise Hill Resources, Ltd.(a)	71,705	217,266
Vermilion Energy, Inc.	29,800	1,126,585
Wheaton Precious Metals Corp.	26,614	574,596
Whitecap Resources, Inc.	134,200	980,860

	Shares	Value (Note 2)
Canada (continued)
Yamana Gold, Inc.	44,266	$152,275
		30,404,551

Chile (0.18%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	18,938	1,067,724

China (0.28%)
CNOOC, Ltd., Sponsored ADR	7,211	1,133,569
JinkoSolar Holding Co., Ltd., ADR(a)	2,900	64,438
PetroChina Co., Ltd., ADR	5,807	458,869
		1,656,876

Colombia (0.14%)
Ecopetrol SA, Sponsored ADR	44,505	839,809

Denmark (0.15%)
FLSmidth & Co. A/S	6,011	354,373
Vestas Wind Systems A/S	7,588	517,723
		872,096

Faroe Islands (0.11%)
Bakkafrost P/F	15,902	647,310

Finland (0.08%)
Outokumpu OYJ	10,263	87,920
Outotec OYJ(a)	43,438	374,062
		461,982

France (0.16%)
TOTAL SA, Sponsored ADR	15,882	922,109

Germany (0.29%)
K+S AG	4,580	128,624
Nordex SE(a)	24,833	327,584
Salzgitter AG	10,429	629,280
SMA Solar Technology AG	11,067	601,822
		1,687,310

Great Britain (0.76%)
Antofagasta PLC	9,379	123,979
BP PLC, Sponsored ADR	29,265	1,252,249
Ensco PLC, Class A	14,961	88,270
FMC Technologies, Inc.	32,080	1,041,317
John Wood Group PLC	37,393	343,933
Kazakhmys PLC(a)	6,479	75,286
Petrofac, Ltd.	12,709	95,566
Rio Tinto PLC, Sponsored ADR	1,288	72,270
Royal Dutch Shell PLC, Class A, Sponsored ADR	3,991	280,328
Royal Dutch Shell PLC, Class B	6,862	243,186
Subsea 7 SA	49,321	767,752
Tullow Oil PLC(a)	17,523	49,698
		4,433,834

India (0.09%)
Vedanta Resources PLC	41,024	481,478
	Shares	Value (Note 2)
India (continued)
Vedanta, Ltd., ADR	2,512	$53,807
		535,285

Israel (0.09%)
SolarEdge Technologies, Inc.(a)	15,457	554,906
Tower Semiconductor, Ltd.(a)	1	20
		554,926

Italy (0.05%)
Eni SpA, Sponsored ADR	8,120	294,106

Japan (1.83%)
Daido Steel Co., Ltd.	4,600	271,357
GS Yuasa Corp.	108,000	579,720
Hitachi Metals, Ltd.	48,800	662,915
Inpex Corp.	57,333	745,219
Japan Petroleum Exploration Co., Ltd.	19,200	529,376
JFE Holdings, Inc.	3,500	82,988
Kobe Steel, Ltd.(a)	21,700	225,011
Kubota Corp.	85,800	1,742,407
Kurita Water Industries, Ltd.	16,616	543,365
Maruichi Steel Tube, Ltd.	16,300	489,732
Megmilk Snow Brand Co., Ltd.	4,100	118,114
Mitsubishi Materials Corp.	23,200	859,613
Nippon Suisan Kaisha, Ltd.	122,300	649,757
Nisshin Steel Co., Ltd.	29,000	488,513
Sakata Seed Corp.	15,600	547,293
Sumitomo Forestry Co., Ltd.	20,659	354,819
Toho Zinc Co., Ltd.	10,400	631,602
Tokyo Steel Manufacturing Co., Ltd.	73,400	650,158
UACJ Corp.	5,400	145,078
Yamato Kogyo Co., Ltd.	14,400	412,201
		10,729,238

Jersey (0.12%)
Randgold Resources, Ltd., ADR	6,999	708,019

Luxembourg (0.31%)
APERAM SA	9,087	540,406
ArcelorMittal(a)	5,056	183,453
Tenaris SA, ADR	1,915	67,025
Ternium SA, Sponsored ADR	29,709	1,013,375
		1,804,259

Mexico (0.26%)
Grupo Mexico SAB de CV, Series B	230,783	814,918
Industrias Penoles SAB de CV	30,177	699,308
		1,514,226

Netherlands (0.33%)
Core Laboratories N.V.	5,819	665,112
Frank's International N.V.	41,457	286,882
Fugro N.V.(a)	27,192	453,400
SBM Offshore N.V.	27,872	520,106
		1,925,500

Norway (1.40%)
Aker BP ASA	15,889	459,631

	Shares	Value (Note 2)
Norway (continued)
Aker Solutions ASA(a)(b)	25,002	$144,001
DNO ASA(a)	266,580	340,967
Leroy Seafood Group ASA	124,475	634,574
Marine Harvest ASA	86,700	1,500,878
Petroleum Geo-Services ASA(a)	73,782	218,411
Salmar ASA	16,124	438,401
Statoil ASA	37,100	866,271
TGS NOPEC Geophysical Co. ASA	21,048	528,459
Yara International ASA	64,314	3,091,016
		8,222,609

Peru (0.14%)
Cia de Minas Buenaventura SAA, ADR	5,293	81,671
Southern Copper Corp.	15,746	764,468
		846,139

Singapore (0.20%)
Sembcorp Marine, Ltd.	42,000	80,043
Wilmar International, Ltd.	445,761	1,087,387
		1,167,430

South Africa (0.77%)
African Rainbow Minerals, Ltd.	26,681	288,291
AngloGold Ashanti, Ltd., Sponsored ADR	53,639	605,048
Exxaro Resources, Ltd.	59,833	722,820
Gold Fields, Ltd., Sponsored ADR	318,295	1,362,302
Impala Platinum Holdings, Ltd.(a)	73,534	225,638
Kumba Iron Ore, Ltd.	15,133	458,758
Sasol, Ltd.	21,474	774,215
Sibanye Gold, Ltd., Sponsored ADR	16,963	79,896
		4,516,968

South Korea (0.15%)
POSCO, Sponsored ADR	9,708	868,672

Sweden (0.60%)
Boliden AB	59,209	2,147,481
Holmen AB, B Shares	9,683	509,961
Lundin Petroleum AB(a)	11,251	280,208
SSAB AB, A Shares(a)	88,212	559,616
		3,497,266

Switzerland (0.25%)
Ferrexpo PLC	135,944	563,040
Glencore PLC	21,254	121,827
Noble Corp. PLC(a)	74,500	349,405
Transocean, Ltd.(a)	31,936	344,589
Weatherford International PLC(a)	20,498	80,762
		1,459,623

United States (10.35%)
AK Steel Holding Corp.(a)	242,162	1,225,340
American States Water Co.	6,377	352,138
American Water Works Co., Inc.	4,056	337,338
Andersons, Inc.	11,781	401,732
Antero Resources Corp.(a)	34,762	675,426
Apache Corp.	4,072	182,711
	Shares	Value (Note 2)
United States (continued)
Archer-Daniels-Midland Co.	12,057	$517,848
Baker Hughes a GE Co.	12,767	410,459
Basic Energy Services, Inc.(a)	8,220	160,208
Bristow Group, Inc.	13,094	201,779
Bunge, Ltd.	14,386	1,142,680
C&J Energy Services, Inc.(a)	15,972	489,063
Cabot Oil & Gas Corp.	17,156	452,061
Calgon Carbon Corp.	32,061	684,502
California Resources Corp.(a)	12,276	259,392
California Water Service Group	2,166	88,156
Callon Petroleum Co.(a)	84,401	957,951
Cal-Maine Foods, Inc.(a)	29,240	1,244,162
Carpenter Technology Corp.	11,547	593,516
Carrizo Oil & Gas, Inc.(a)	36,427	732,547
Centennial Resource Development, Inc., Class A(a)	25,611	522,721
Century Aluminum Co.(a)	18,820	418,745
Chesapeake Energy Corp.(a)	11,489	40,212
Chevron Corp.	4,200	526,470
Cimarex Energy Co.	162	18,176
Cliffs Natural Resources, Inc.(a)	116,406	797,381
Concho Resources, Inc.(a)	1,633	257,100
ConocoPhillips	6,841	402,319
CONSOL Energy, Inc.(a)	13,252	185,661
Continental Resources, Inc.(a)	22,960	1,274,969
Darling Ingredients, Inc.(a)	15,237	282,494
Deere & Co.	2,429	404,234
Devon Energy Corp.	5,070	209,746
Diamond Offshore Drilling, Inc.(a)	3,190	56,399
Dril-Quip, Inc.(a)	18,368	948,707
Energen Corp.(a)	8,173	426,876
Energy Recovery, Inc.(a)	41,392	319,960
EOG Resources, Inc.	3,155	362,825
EQT Corp.	7,871	427,317
Exterran Corp.(a)	3,606	104,141
Extraction Oil & Gas, Inc.(a)	27,255	384,296
Exxon Mobil Corp.	8,234	718,828
First Solar, Inc.(a)	6,824	458,368
Forum Energy Technologies, Inc.(a)	14,276	241,264
Freeport-McMoRan, Inc.(a)	3,119	60,821
Gulfport Energy Corp.(a)	1,352	13,750
Halcon Resources Corp.(a)	103,746	828,931
Halliburton Co.	564	30,287
Harsco Corp.(a)	20,191	361,419
Hecla Mining Co.	122,059	468,707
Helix Energy Solutions Group, Inc.(a)	35,512	267,405
Helmerich & Payne, Inc.	3,528	254,122
Hess Corp.	1,505	76,018
HollyFrontier Corp.	28,340	1,359,186
Ingredion, Inc.	10,414	1,495,866
Jagged Peak Energy, Inc.(a)	27,129	348,608
Kaiser Aluminum Corp.	4,013	442,393
Kinder Morgan, Inc.	5,763	103,619
Kosmos Energy, Ltd.(a)	61,883	427,612
Laredo Petroleum, Inc.(a)	21,121	205,507
Linn Energy, Inc.(a)	1,589	62,766
Marathon Oil Corp.	47,342	861,151
Marathon Petroleum Corp.	31,343	2,171,129
Matador Resources Co.(a)	16,791	544,196

	Shares	Value (Note 2)
United States (continued)
McDermott International, Inc.(a)	76,972	$675,814
Monsanto Co.	9,359	1,139,926
Mosaic Co.	39,530	1,079,169
Murphy Oil Corp.	442	14,188
Nabors Industries, Ltd.	52,311	410,118
National Oilwell Varco, Inc.	3,499	128,343
Newfield Exploration Co.(a)	29,146	922,762
Newmont Mining Corp.	16,228	657,396
Noble Energy, Inc.	28,251	862,220
Oasis Petroleum, Inc.(a)	132,896	1,150,879
Occidental Petroleum Corp.	1,977	148,216
Oceaneering International, Inc.	45,022	931,055
Oil States International, Inc.(a)	23,227	743,264
Parsley Energy, Inc., Class A(a)	13,039	307,720
Patterson-UTI Energy, Inc.	9,324	220,233
PDC Energy, Inc.(a)	20,568	1,066,451
Phillips 66	10,779	1,103,770
Pilgrim's Pride Corp.(a)	46,006	1,277,587
Pioneer Natural Resources Co.	5,918	1,082,461
Potlatch Corp. REIT	10,894	576,293
Propetro Holding Corp.(a)	19,678	367,585
QEP Resources, Inc.(a)	56,900	532,584
Range Resources Corp.	26,273	374,390
Rayonier, Inc. REIT	20,885	677,927
Resolute Energy Corp.(a)	18,090	613,613
Ring Energy, Inc.(a)	11,739	161,998
Rowan Cos. PLC, Class A(a)	51,311	755,298
Royal Gold, Inc.	1,570	139,730
RPC, Inc.	25,309	511,242
RSP Permian, Inc.(a)	24,166	958,907
Sanchez Energy Corp.(a)	18,026	89,229
Sanderson Farms, Inc.	15,334	1,945,884
Schlumberger, Ltd.	8,909	655,524
Schnitzer Steel Industries, Inc., Class A	18,302	625,928
SJW Group	6,870	411,101
Southwestern Energy Co.(a)	26,093	110,634
SRC Energy, Inc.(a)	32,058	318,977
SunCoke Energy, Inc.(a)	4,214	46,775
Superior Energy Services, Inc.(a)	12,336	128,911
Tahoe Resources, Inc.	83,600	369,063
TimkenSteel Corp.(a)	3,384	54,787
Tyson Foods, Inc., Class A	5,219	397,218
United States Steel Corp.	3,059	114,437
US Silica Holdings, Inc.	14,303	476,147
Valero Energy Corp.	20,330	1,951,069
Walter Energy, Inc.(a)	68,768	894
Weyerhaeuser Co. REIT	21,210	796,223
Whiting Petroleum Corp.(a)	25,420	709,726
WildHorse Resource Development Corp.(a)	6,617	117,849
WPX Energy, Inc.(a)	24,490	360,738
		60,553,964

TOTAL COMMON STOCKS
(Cost $140,908,126)		157,717,631
	Shares	Value (Note 2)
MASTER LIMITED PARTNERSHIPS (0.27%)
United States (0.27%)
Alliance Resource Partners LP	29,972	$614,426
Buckeye Partners LP	977	52,680
Energy Transfer Partners LP	3,886	77,875
Enterprise Products Partners LP	10,676	294,871
Magellan Midstream Partners LP	2,054	146,635
MPLX LP	1,555	57,846
Plains All American Pipeline LP	3,090	64,797
SunCoke Energy Partners LP	12,203	247,721
Williams Partners LP	1,242	52,040
		1,608,891

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,908,009)		1,608,891

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (58.30%)
U.S. Treasury Bonds (58.30%)
United States Treasury Inflation Indexed Bonds
0.125%, 4/15/19(c)	$260,585,358	$260,442,548
United States Treasury Notes
1.625%, 3/31/19(c)	23,250,000	23,150,098
1.625%, 7/31/19	58,000,000	57,629,570
		341,222,216
TOTAL GOVERNMENT BONDS
(Cost $342,720,588)		341,222,216

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (18.01%)
Money Market Fund (18.01%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	1.186%	105,455,197	105,455,197

TOTAL SHORT TERM INVESTMENTS
(Cost $105,455,197)			105,455,197

U.S. TREASURY BILLS (5.12%)
U.S. Treasury Bills (5.12%)
United States Treasury Bills(d)	1.127%	30,000,000	29,961,135

TOTAL U.S. TREASURY BILLS
(Cost $29,966,458)			29,961,135

TOTAL INVESTMENTS (108.64%)
(Cost $620,958,378)			$635,965,070

Liabilities in Excess of Other Assets (-8.64%)			(50,559,560	)(e)
NET ASSETS - 100.00%			$585,405,510

(a)	Non-Income Producing Security.

(b)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At period end, the aggregate market value of those securities was $144,001, representing 0.025% of the Fund's net assets.

(c)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $28,721,405.

(d)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

(e)	Includes cash which is being held as collateral for total return swap contracts in the amount of $3,849.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease.  Industries and regions are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount/ Fair Value (Note 2)	Unrealized Appreciation
Brent Crude Future	Morgan Stanley & Co., LLC	Long	871	02/28/18	$60,003,190	$46,832
Coffee ‘C’ Future	Morgan Stanley & Co., LLC	Long	31	03/19/18	1,416,506	19,749
LME Copper Future	Morgan Stanley & Co., LLC	Long	27	03/19/18	4,794,694	207,865
LME Nickel Future	Morgan Stanley & Co., LLC	Long	36	03/19/18	2,933,172	522,088
LME Zinc Future	Morgan Stanley & Co., LLC	Long	9	03/19/18	798,638	81,496
Platinum Future	Morgan Stanley & Co., LLC	Long	90	04/26/18	4,519,350	382,193
Silver Future	Morgan Stanley & Co., LLC	Long	63	03/27/18	5,430,915	20,033
					$79,896,465	$1,280,256

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount/ Fair Value (Note 2)	Unrealized Depreciation
Copper Future	Morgan Stanley & Co., LLC	Short	(55)	03/27/18	$(4,393,813)	$(36,535)
Gold 100 Oz Future	Morgan Stanley & Co., LLC	Long	12	04/26/18	1,611,720	(19,944)
Sugar #11 Future	Morgan Stanley & Co., LLC	Long	323	02/28/18	4,786,085	(142,553)
WTI Crude Future	Morgan Stanley & Co., LLC	Short	(567)	02/20/18	(36,701,910)	(629,519)
					$(34,697,918)	$(828,551)

See Notes to Quarterly Statement of Investments.

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Dollars Long/(Short)	Floating Rate/Fixed Amount Paid by Fund	Termination Date	Unrealized Appreciation
Citigroup	CRB 3m Fwd TR Index **	$111,251,539	USB3MTA + 27 bps*	9/29/2018	$420
UBS	CRB 3m Fwd TR Index **	73,608,050	USB3MTA + 32 bps*	11/30/2017	279
Societe Generale	CRB 3m Fwd TR Index **	73,063,100	USB3MTA + 35 bps*	11/30/2017	277
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index **	113,910,419	USB3MTA + 35 bps*	6/29/2018	2
					$978
				Total Appreciation	$978

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the fund. For short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.
*	United States Auction Results 3 Month Treasury Bill High Discount

**	CRB - Commodity Research Bureau

See Notes to Quarterly Statement of Investments.

ALPS | Kotak India Growth Fund
STATEMENT OF INVESTMENTS
January 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.33%)
Consumer Discretionary (10.70%)
Auto Components (2.06%)
Motherson Sumi Systems, Ltd.	45,297	$260,149
MRF, Ltd.	444	475,480
		735,629

Automobiles (4.96%)
Maruti Suzuki India, Ltd.	6,751	1,007,954
Tata Motors, Ltd., Class A(a)	99,407	349,686
TVS Motor Co., Ltd.	37,500	410,119
		1,767,759

Hotels Restaurants & Leisure (1.30%)
Jubilant Foodworks, Ltd.	14,461	464,113

Household Durables (1.67%)
Amber Enterprises India, Ltd.(a)	5,000	98,237
Crompton Greaves Consumer Electricals, Ltd.	126,942	497,432
		595,669

Textiles Apparel & Luxury Goods (0.71%)
Arvind, Ltd.	38,998	252,987

TOTAL CONSUMER DISCRETIONARY		3,816,157

Consumer Staples (8.03%)
Food Products (2.16%)
Britannia Industries, Ltd.	10,450	768,946

Personal Products (3.01%)
Colgate-Palmolive India, Ltd.	17,729	312,251
Emami, Ltd.	19,328	341,210
Godrej Consumer Products, Ltd.	25,434	420,755
		1,074,216

Tobacco (2.86%)
ITC, Ltd.	239,426	1,021,641

TOTAL CONSUMER STAPLES		2,864,803

Energy (6.55%)
Oil Gas & Consumable Fuels (6.55%)
Hindustan Petroleum Corp., Ltd.	131,014	817,533
Petronet LNG, Ltd.	90,982	364,292
Reliance Industries, Ltd.	76,582	1,155,519
		2,337,344

TOTAL ENERGY		2,337,344

Financials (30.56%)
Banks (23.30%)
Axis Bank, Ltd.	113,223	1,055,215
	Shares	Value (Note 2)
Banks (continued)
Federal Bank, Ltd.	77,818	$122,640
HDFC Bank, Ltd.	89,570	2,819,570
ICICI Bank, Ltd.	260,355	1,440,355
IndusInd Bank, Ltd.	34,824	958,605
RBL Bank, Ltd.(b)(c)	54,594	431,537
State Bank of India	138,341	679,759
Yes Bank, Ltd.	144,774	804,149
		8,311,830

Consumer Finance (2.29%)
Bajaj Finance, Ltd.	10,000	263,182
Bharat Financial Inclusion, Ltd.(a)	33,590	554,104
		817,286

Insurance (1.71%)
ICICI Prudential Life Insurance Co., Ltd.(b)(c)	56,697	361,597
Max Financial Services, Ltd.(a)	29,620	248,586
		610,183

Thrifts & Mortgage Finance (3.26%)
Housing Development Finance Corp., Ltd.	37,803	1,161,572

TOTAL FINANCIALS		10,900,871

Health Care (4.50%)
Health Care Providers & Services (0.92%)
HealthCare Global Enterprises, Ltd.(a)	64,442	326,801

Pharmaceuticals (3.58%)
Cadila Healthcare, Ltd.	30,202	202,018
Cipla, Ltd.	33,140	309,224
Lupin, Ltd.	21,596	300,790
Sun Pharmaceutical Industries, Ltd.	51,351	467,145
		1,279,177

TOTAL HEALTH CARE		1,605,978

Industrials (10.78%)
Airlines (1.30%)
InterGlobe Aviation, Ltd.(b)(c)	24,411	465,285

Building Products (1.74%)
Kajaria Ceramics, Ltd.	29,925	297,227
Somany Ceramics, Ltd.	27,895	322,506
		619,733

Construction & Engineering (2.32%)
Larsen & Toubro, Ltd.	37,236	828,038

Electrical Equipment (3.60%)
Amara Raja Batteries, Ltd.	30,069	382,680
Finolex Cables, Ltd.	37,765	436,138
V-Guard Industries, Ltd.	126,562	464,254
		1,283,072

	Shares	Value (Note 2)
Machinery (1.82%)
Thermax, Ltd.	14,382	$280,048
Timken India, Ltd.	26,239	368,727
		648,775

TOTAL INDUSTRIALS		3,844,903

Information Technology (7.76%)
IT Services (7.76%)
HCL Technologies, Ltd.	42,638	661,352
Infosys, Ltd.	70,412	1,270,882
Tata Consultancy Services, Ltd.	8,212	401,208
Tech Mahindra, Ltd.	45,097	434,388
		2,767,830

TOTAL INFORMATION TECHNOLOGY		2,767,830

Materials (15.57%)
Auto Parts & Equipment (0.56%)
Gulf Oil Lubricants India, Ltd.	14,049	198,928

Chemicals (3.37%)
Akzo Nobel India, Ltd.	8,055	232,318
Berger Paints India, Ltd.	99,779	392,619
Bodal Chemicals, Ltd.	104,652	261,444
SH Kelkar & Co., Ltd.(b)(c)	67,006	316,363
		1,202,744

Construction Materials (8.24%)
ACC, Ltd.	15,200	409,424
Century Textiles & Industries, Ltd.	18,345	399,724
Dalmia Bharat, Ltd.	7,776	359,052
JK Cement, Ltd.	28,575	500,887
Ramco Cements, Ltd.	46,088	549,436
Shree Cement, Ltd.	1,276	345,188
UltraTech Cement, Ltd.	5,450	375,004
		2,938,715

Metals & Mining (3.40%)
Jindal Steel & Power, Ltd.(a)	140,000	584,962
Vedanta, Ltd.	117,717	627,743
		1,212,705

TOTAL MATERIALS		5,553,092

Real Estate (1.28%)
Real Estate Management & Development (1.28%)
Brigade Enterprises, Ltd.	101,900	457,241

TOTAL REAL ESTATE		457,241
	Shares	Value (Note 2)
Telecommunication Services (0.60%)
Wireless Telecommunication Services (0.60%)
Bharti Airtel, Ltd.	31,000	$214,265

TOTAL TELECOMMUNICATION SERVICES		214,265

TOTAL COMMON STOCKS
(Cost $25,883,335)		34,362,484

TOTAL INVESTMENTS (96.33%)
(Cost $25,883,335)		$34,362,484

Other Assets In Excess Of Liabilities (3.67%)		1,310,483

NET ASSETS (100.00%)		$35,672,967

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2018, the aggregate market value of those securities was $1,574,782, representing 4.41% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2018 the aggregate market value of those securities was $1,574,782 representing 4.41% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS|Metis Global Micro Cap Fund
STATEMENT OF INVESTMENTS
January 31, 2018 (Unaudited)
	Shares	Value (Note 2)
COMMON STOCKS (98.82%)
Australia (6.48%)
Base Resources, Ltd.(a)	532,955	$120,248
Cabcharge Australia, Ltd.	72,493	112,391
Cedar Woods Properties, Ltd.	23,322	117,831
Isentia Group, Ltd.	101,694	112,799
Medusa Mining, Ltd.(a)	263,015	98,551
Monadelphous Group, Ltd.	6,644	93,939
Monash IVF Group, Ltd.	106,198	114,670
Myer Holdings, Ltd.	224,840	118,670
OFX Group, Ltd.	103,524	116,788
Prime Media Group, Ltd.	352,389	88,026
Ramelius Resources, Ltd.(a)	342,612	119,243
Reject Shop, Ltd.	23,284	115,013
Resolute Mining, Ltd.	128,479	121,619
Sandfire Resources NL	17,451	100,785
Select Harvests, Ltd.	28,722	116,863
Seven West Media, Ltd.	261,634	118,841
Silver Chef, Ltd.	17,321	99,794
Tox Free Solutions, Ltd.	41,574	114,571
Virtus Health, Ltd.	27,566	115,834
		2,116,476

Brazil (1.04%)
Paranapanema SA(a)	205,100	101,069
Tegma Gestao Logistica SA	17,400	119,332
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	18,500	118,456
		338,857

Canada (2.53%)
Bird Construction, Inc.	11,174	84,850
Clearwater Seafoods, Inc.	19,374	110,889
Granite Oil Corp.	50,660	98,437
Mandalay Resources Corp.	521,334	116,557
Pizza Pizza Royalty Corp.	7,648	89,973
Resolute Forest Products, Inc.(a)	9,594	110,331
Torstar Corp., Class B	22,500	29,634
Western Energy Services Corp.(a)	93,496	97,297
Yellow Pages, Ltd.(a)	13,991	87,586
		825,554

Cayman Islands (0.70%)
Consolidated Water Co., Ltd.	7,988	107,039
Hengdeli Holdings, Ltd.	2,196,000	121,562
		228,601

Chile (0.35%)
PAZ Corp. SA	62,244	115,643

China (1.68%)
Boer Power Holdings, Ltd.(a)	474,000	109,674
Boyaa Interactive International, Ltd.(a)	264,000	110,191
Jiangnan Group, Ltd.	1,360,000	97,358
Kangda International Environmental Co., Ltd.(b)	500,000	106,195
	Shares	Value (Note 2)
China (continued)
Wisdom Sports Group	968,000	$123,743
		547,161

France (1.00%)
Neopost SA	3,517	104,727
Sequana SA(a)	119,048	121,348
Solocal Group(a)	81,271	100,700
		326,775

Germany (0.30%)
PNE Wind AG	25,659	98,886

Great Britain (3.68%)
Ensco PLC, Class A	16,337	96,388
Foxtons Group PLC	87,878	85,470
GetBusy PLC(a)	21,377	11,079
Inland Homes PLC	107,791	98,715
Interserve PLC(a)	67,328	102,130
LSL Property Services PLC	23,640	94,654
Nahl Group PLC	24,010	66,136
Norcros PLC	34,185	90,765
Numis Corp. PLC	29,605	140,817
Trinity Mirror PLC	82,300	87,640
Utilitywise PLC	196,051	115,960
Vertu Motors PLC	176,912	112,407
Wincanton PLC	31,221	99,297
		1,201,458

Hong Kong (1.67%)
APT Satellite Holdings, Ltd.	209,500	98,823
Get Nice Holdings, Ltd.	3,104,000	114,858
NewOcean Energy Holdings, Ltd.(a)	434,000	109,295
Playmates Holdings, Ltd.	780,000	109,682
REXLot Holdings, Ltd.(a)	15,800,000	113,107
		545,765

India (1.12%)
Ashapura Minechem, Ltd.(a)	75,944	106,168
Eros International Media, Ltd.(a)	26,830	85,113
Oriental Bank of Commerce(a)	44,845	81,303
PTC India, Ltd.	57,112	94,562
		367,146

Indonesia (0.68%)
Elnusa Tbk PT	3,598,200	114,343
Kawasan Industri Jababeka Tbk PT	4,905,529	109,187
		223,530

Ireland (0.33%)
Independent News & Media PLC(a)	794,791	108,073

Isle Of Man (0.31%)
Manx Telecom PLC	37,232	101,499

Israel (0.68%)
magicJack VocalTec, Ltd.(a)	13,386	112,442

	Shares	Value (Note 2)
Israel (continued)
Perion Network, Ltd.(a)	106,113	$110,358
		222,800

Italy (0.70%)
Digital Bros SpA	8,439	114,247
Safilo Group SpA(a)	19,181	113,229
		227,476

Japan (30.76%)
Amiyaki Tei Co., Ltd.	2,400	115,856
Arealink Co., Ltd.	5,300	116,598
Asanuma Corp.	34,000	121,674
Asmo Corp.	13,900	92,947
Chiyoda Integre Co., Ltd.	4,900	117,436
Computer Institute of Japan, Ltd.	16,600	108,580
CROOZ, Inc.	4,000	97,731
Dai Nippon Toryo Co., Ltd.	7,400	118,250
Daiichi Jitsugyo Co., Ltd.	2,800	85,333
The Daisan Bank, Ltd.	7,200	113,490
Ebara Jitsugyo Co., Ltd.	6,800	118,803
The Eighteenth Bank, Ltd.	42,000	114,736
ESPEC Corp.	4,300	120,843
Fujisash Co., Ltd.	99,300	92,847
Fujitec Co., Ltd.	7,500	103,496
Fujitsu Frontech, Ltd.	6,100	104,199
G-7 Holdings, Inc.	5,200	117,508
GCA Corp.	10,300	107,778
Hochiki Corp.	4,500	100,151
Honda Tsushin Kogyo Co., Ltd.	9,200	110,194
Ichiyoshi Securities Co., Ltd.	10,300	133,389
Ines Corp.	10,200	107,459
I-O Data Device, Inc.	9,800	101,321
Ishihara Sangyo Kaisha, Ltd.(a)	6,000	113,760
Iwaicosmo Holdings, Inc.	8,200	113,994
Iwasaki Electric Co., Ltd.	7,600	116,309
Kato Works Co., Ltd.	3,300	104,642
Kawai Musical Instruments Manufacturing Co., Ltd.	3,800	117,953
Koatsu Gas Kogyo Co., Ltd.	12,700	107,285
Kyowa Leather Cloth Co., Ltd.	11,900	107,660
Mamezou Holdings Co., Ltd.	8,700	106,005
Mars Engineering Corp.	4,100	91,166
Maruyama Manufacturing Co., Inc.	4,900	91,336
Maruzen Showa Unyu Co., Ltd.	25,000	116,650
Meiwa Estate Co., Ltd.	10,200	83,099
The Michinoku Bank, Ltd.	6,900	116,192
MIMAKI ENGINEERING Co., Ltd.	9,500	102,865
Mitsubishi Steel Manufacturing Co., Ltd.	4,600	118,816
Money Partners Group Co., Ltd.	30,400	119,982
Mory Industries, Inc.	2,800	108,003
MTI, Ltd.	16,800	98,567
Nakayama Steel Works, Ltd.	17,200	117,603
Nichireki Co., Ltd.	8,500	102,265
Nichirin Co., Ltd.	6,110	166,597
Nihon Dengi Co., Ltd.	3,900	108,319
Nihon House Holdings Co., Ltd.	17,200	109,979
Nihon Nohyaku Co., Ltd.	17,600	103,524
Nippon Hume Corp.	16,000	121,371
Nippon Seisen Co., Ltd.	2,100	104,839
	Shares	Value (Note 2)
Japan (continued)
Nissei Plastic Industrial Co., Ltd.	7,100	$119,453
Nittetsu Mining Co., Ltd.	1,600	115,256
Noritsu Koki Co., Ltd.	4,600	115,514
Ohashi Technica, Inc.	7,600	124,985
Osaka Soda Co., Ltd.	3,600	92,700
Oyo Corp.	9,000	120,241
Raysum Co., Ltd.	8,000	122,759
Rheon Automatic Machinery Co., Ltd.	5,500	111,682
Rion Co., Ltd.	4,500	120,354
Roland DG Corp.	3,500	103,041
Ryoden Corp.	6,600	116,224
Sakai Heavy Industries, Ltd.	2,800	121,330
San-Ai Oil Co., Ltd.	7,400	108,092
Sansha Electric Manufacturing Co., Ltd.	8,000	123,078
Sanyo Trading Co., Ltd.	4,400	108,901
Seika Corp.	3,800	102,679
Shinko Plantech Co., Ltd.	10,300	106,624
Shinoken Group Co., Ltd.	4,800	115,612
Showa Shinku Co., Ltd.	4,700	109,150
Softbrain Co., Ltd.	30,700	125,300
Studio Alice Co., Ltd.	4,500	115,829
Sun Frontier Fudousan Co., Ltd.	9,000	113,766
Tabuchi Electric Co., Ltd.(a)	41,500	117,271
Tatsuta Electric Wire and Cable Co., Ltd.	13,200	97,699
Tayca Corp.	3,800	116,445
Toa Oil Co., Ltd.	75,000	112,124
Tochigi Bank, Ltd.	28,300	118,045
Togami Electric Manufacturing Co., Ltd.	3,900	88,519
Toli Corp.	26,100	104,802
Tosho Printing Co., Ltd.	9,400	84,468
The Tottori Bank, Ltd.	7,000	116,183
Toyo Kanetsu KK	2,900	114,872
Tsukuba Bank, Ltd.	31,700	118,495
TYK Corp.	28,800	117,393
Uchida Yoko Co., Ltd.	2,900	89,717
Weathernews, Inc.	3,400	105,548
Wellnet Corp.	10,500	114,644
West Holdings Corp.	15,200	102,843
Yachiyo Industry Co., Ltd.	12,800	198,316
Yotai Refractories Co., Ltd.	20,600	123,847
Yuasa Trading Co., Ltd.	2,800	100,232
		10,043,433

Malaysia (1.30%)
Dayang Enterprise Holdings Bhd(a)	436,100	90,217
KSL Holdings Bhd(a)	391,800	103,535
Land & General Bhd	2,157,680	116,251
Media Prima Bhd	651,900	113,589
		423,592

New Zealand (0.35%)
Steel & Tube Holdings, Ltd.	71,248	113,939

Norway (1.31%)
BW Offshore, Ltd.(a)	23,767	118,390
Fred Olsen Energy ASA(a)	37,806	107,309
Opera Software ASA(a)	35,255	110,216

	Shares	Value (Note 2)
Norway (continued)
Prosafe SE(a)	59,494	$90,949
		426,864

Poland (1.12%)
Amica SA	2,819	108,564
Getin Holding SA(a)	273,326	121,736
Getin Noble Bank SA(a)	248,513	136,051
		366,351

Portugal (0.27%)
Pharol SGPS SA(a)	311,947	89,272

Qatar (0.33%)
Qatar Islamic Insurance Co. QSC	6,926	106,905

Singapore (0.35%)
CW Group Holdings, Ltd.	554,000	99,148
SHS Holdings, Ltd.	86,300	13,980
		113,128

South Africa (0.34%)
PPC, Ltd.(a)	159,918	109,616

South Korea (16.43%)
Able C&C Co., Ltd.	6,780	116,791
Baiksan Co., Ltd.	18,235	122,267
Bluecom Co., Ltd.	13,906	92,399
Byucksan Corp.	29,661	120,663
Cell Biotech Co., Ltd.	2,712	122,835
Crownhaitai Holdings Co., Ltd.	8,154	121,029
Dae Hyun Co., Ltd.	46,573	121,046
Daeyang Electric Co., Ltd.(a)	6,943	90,041
Dongwon Development Co., Ltd.	24,301	120,384
Dongyang E&P, Inc.	9,616	117,515
EcoBio Holdings Co., Ltd.(a)	10,433	103,230
Han Kuk Carbon Co., Ltd.	19,056	127,414
Hancom MDS, Inc.	5,478	109,027
Hansol Holdings Co., Ltd.(a)	26,391	121,854
Harim Holdings Co., Ltd.	28,641	100,848
HS R&A Co., Ltd.	44,707	117,644
Hy-Lok Corp.	4,440	108,105
HyosungITX Co., Ltd.	8,797	116,980
Hyundai Engineering Plastics Co., Ltd.	14,084	105,909
Imarketkorea, Inc.	12,717	120,889
Initech Co., Ltd.(a)	12,150	115,512
Interpark Holdings Corp.	30,603	121,369
Kangnam Jevisco Co., Ltd.	2,649	89,305
KONA I Co., Ltd.(a)	8,374	106,185
Kortek Corp.	6,535	93,327
Kukbo Design Co., Ltd.	5,993	119,821
Kukdo Chemical Co., Ltd.	1,793	104,438
Kwang Myung Electric Co., Ltd.(a)	39,321	97,580
Maeil Holdings Co., Ltd.	7,943	125,336
Miwon Holdings Co., Ltd.	2,559	133,000
Namsun Aluminum Co., Ltd.(a)	120,906	124,547
NEOWIZ HOLDINGS Corp.(a)	9,476	122,944
Orion Holdings Corp.	4,359	111,265
SAMHWA Paints Industrial Co., Ltd.	16,126	124,478
Sammok S-Form Co., Ltd.	7,880	98,030
	Shares	Value (Note 2)
South Korea (continued)
SBS Contents Hub Co., Ltd.	11,460	$101,777
S-Connect Co., Ltd.(a)	52,897	121,085
SeAH Special Steel Co., Ltd.	5,570	104,061
Sejoong Co., Ltd.	31,833	95,095
SH Energy & Chemical Co., Ltd.	89,251	124,116
SJM Co., Ltd.	20,187	94,711
Sundaytoz Corp.(a)	4,521	147,984
Texcell-NetCom Co., Ltd.(a)	6,670	151,782
Woongjin Co., Ltd.(a)	45,201	121,045
Woongjin Thinkbig Co., Ltd.(a)	15,685	108,918
Woori Investment Bank Co., Ltd.(a)	210,495	136,017
Yoosung Enterprise Co., Ltd.	26,710	92,423
		5,363,021

Spain (0.18%)
Promotora de Informaciones SA, Class A(a)	28,834	57,825

Sweden (0.32%)
Tethys Oil AB	13,086	105,228

Taiwan (5.13%)
Ability Enterprise Co., Ltd.	154,000	117,830
Actron Technology Corp.	30,000	114,555
Asia Vital Components Co., Ltd.	90,000	95,572
China General Plastics Corp.	124,506	143,378
Chlitina Holding, Ltd.	25,000	122,660
Dyaco International, Inc.	80,000	114,186
Formosan Rubber Group, Inc.	209,320	113,833
Hong Pu Real Estate Development Co., Ltd.	131,000	101,580
Innodisk Corp.	23,455	96,778
Iron Force Industrial Co., Ltd.	33,000	119,256
LEE CHI Enterprises Co., Ltd.	252,000	99,432
Lion Travel Service Co., Ltd.	23,000	106,397
Quanta Storage, Inc.	108,000	118,335
Sagittarius Life Science Corp.	50,000	108,346
Yungshin Construction & Development Co., Ltd.	94,000	103,206
		1,675,344

Thailand (0.72%)
Hwa Fong Rubber Thailand PCL	819,884	119,370
Somboon Advance Technology PCL	178,100	114,867
		234,237

Turkey (0.74%)
Albaraka Turk Katilim Bankasi AS	250,683	106,566
Sekerbank TAS(a)	273,898	135,226
		241,792

United States (15.92%)
AMAG Pharmaceuticals, Inc.(a)	8,313	119,292
American Public Education, Inc.(a)	4,179	106,147
ARC Document Solutions, Inc.(a)	47,971	116,090
AutoWeb, Inc.(a)	7,349	60,703
Avid Technology, Inc.(a)	19,811	106,979
Aware, Inc.(a)	24,948	113,513
Baldwin & Lyons, Inc., Class B	4,589	105,547
Bravo Brio Restaurant Group, Inc.(a)	35,957	123,153
C&F Financial Corp.	614	33,617

	Shares	Value (Note 2)
United States (continued)
Ceco Environmental Corp.	22,708	$102,867
Covenant Transportation Group, Inc., Class A(a)	3,989	116,997
Crawford & Co., Class B	9,902	93,376
DHI Group, Inc.(a)	39,433	70,979
Eastman Kodak Co.(a)	11,513	91,528
Entercom Communications Corp., Class A	10,234	113,086
Federated National Holding Co.	5,426	80,468
First BanCorp.(a)	21,087	126,521
Fossil Group, Inc.(a)	11,479	91,373
GNC Holdings, Inc., Class A(a)	24,086	104,774
Hallador Energy Co.	10,907	76,131
Hornbeck Offshore Services, Inc.(a)	31,457	106,954
Huttig Building Products, Inc.(a)	15,550	109,783
Iconix Brand Group, Inc.(a)	15,367	19,209
IDT Corp., Class B	10,621	115,450
JAKKS Pacific, Inc.(a)	48,992	124,930
LB Foster Co., Class A(a)	4,074	110,609
Liberty Tax, Inc.	8,192	84,378
Manning & Napier, Inc.	26,125	101,888
Matrix Service Co.(a)	5,950	106,505
Midstates Petroleum Co., Inc.(a)	6,014	98,690
Natural Grocers by Vitamin Cottage, Inc.(a)	12,759	109,727
Natural Health Trends Corp.	7,371	118,821
Nautilus, Inc.(a)	8,466	108,788
Nordic American Tankers, Ltd.	43,776	101,123
OFG Bancorp	12,722	145,030
PAM Transportation Services, Inc.(a)	3,046	114,255
Park-Ohio Holdings Corp.	2,423	100,918
PDL BioPharma, Inc.(a)	48,650	134,273
PennyMac Financial Services, Inc., Class A(a)	4,600	102,120
PHI, Inc.(a)	7,919	90,989
Powell Industries, Inc.	3,128	101,942
Resources Connection, Inc.	5,672	92,737
REX American Resources Corp.(a)	902	73,648
Roadrunner Transportation Systems, Inc.(a)	11,465	63,860
Saga Communications, Inc., Class A	2,253	89,219
Sequential Brands Group, Inc.(a)	66,937	108,438
Timberland Bancorp, Inc.	4,060	113,274
Travelzoo, Inc.(a)	9,500	58,900
Ultra Petroleum Corp.(a)	9,676	67,538
Urban One, Inc.(a)	16,162	29,900
Village Super Market, Inc., Class A	4,880	114,582
VSE Corp.	2,192	108,614
Weight Watchers International, Inc.(a)	1,813	116,558
		5,196,791

TOTAL COMMON STOCKS
(Cost $29,686,333)		32,263,038

PREFERRED STOCKS (0.57%)
Brazil (0.57%)
Banco do Estado do Rio Grande do Sul SA, Class B	18,400	96,446
	Shares	Value (Note 2)
Brazil (continued)
Centrais Eletricas Santa Catarina(a)	10,600	$89,669
		186,115

TOTAL PREFERRED STOCKS
(Cost $68,884)		186,115

RIGHTS (0.25%)
Spain (0.25%)
Promotora de Informaciones SA, Expires 2/10/2018(a)	28,834	80,547

TOTAL RIGHTS
(Cost $–)		80,547

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.48%)
Money Market Fund (0.48%)
State Street Institutional Treasury Plus Money Market Fund	1.033%	156,544	156,544

TOTAL SHORT TERM INVESTMENTS
(Cost $156,544)			156,544

TOTAL INVESTMENTS (100.12%)
(Cost $29,911,761)			$32,686,244

Liabilities in Excess of Other Assets (-0.12%)			(37,616)
NET ASSETS - 100.00%			$32,648,628

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2018, the aggregate market value of those securities was $106,195, representing 0.33% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Red Rocks Listed Private Equity Fund
STATEMENT OF INVESTMENTS
January 31, 2018 (Unaudited)

	Shares	Value (Note 2)
CLOSED-END FUNDS (14.05%)
HarbourVest Global Private Equity, Ltd.(a)	621,180	$11,042,432
HBM Healthcare Investments AG, Class A	40,538	6,228,240
HgCapital Trust PLC	262,300	6,517,473
NB Private Equity Partners, Ltd.	205,700	2,891,428
The Pantheon International PLC Fund(a)	91,250	2,422,799
		29,102,372

Riverstone Energy, Ltd.(a)	263,500	4,676,636

TOTAL CLOSED-END FUNDS
(Cost $26,310,251)		33,779,008

COMMON STOCKS (82.97%)
Communications (11.52%)
Internet (7.62%)
IAC/InterActiveCorp(a)	80,050	11,604,849
Liberty Ventures, Series A(a)	114,100	6,723,913
		18,328,762

Media (3.90%)
Liberty Media Corp.-Liberty Formula One, Class A(a)	91,000	3,246,880
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	70,800	3,186,708
Naspers, Ltd., Class N	10,250	2,926,700
		9,360,288

TOTAL COMMUNICATIONS		27,689,050

Diversified (10.30%)
Holding Companies-Diversified Operations (10.30%)
Ackermans & van Haaren N.V.	42,202	7,864,626
Schouw & Co. AB	88,713	8,983,033
Wendel SA	42,550	7,929,479
		24,777,138

TOTAL DIVERSIFIED		24,777,138

Financials (50.25%)
Diversified Financial Services (20.40%)
Berkshire Hathaway, Inc., Class B(a)	27,900	5,981,202
The Blackstone Group LP	257,800	9,422,590
The Carlyle Group LP	204,300	5,148,360
Intermediate Capital Group PLC	516,975	8,500,041
KKR & Co. LP	287,525	6,923,602
Pargesa Holding SA	65,300	5,956,454
	Shares	Value (Note 2)
Diversified Financial Services (continued)
Partners Group Holding AG	9,175	$7,132,004
		49,064,253

Investment Companies (20.61%)
3i Group PLC	757,000	10,010,944
Ares Capital Corp.	292,875	4,671,356
Aurelius Equity Opportunities SE & Co. KGaA	175,500	12,877,424
Cannae Holdings, Inc.(a)	260,300	4,531,823
Eurazeo SA	58,298	6,134,197
EXOR NV	52,700	4,071,037
Investor AB, B Shares	124,600	6,089,349
mutares AG	49,200	1,160,601
		49,546,731

Private Equity (6.01%)
Altamir	63,000	1,228,018
Brederode SA	22,200	1,391,902
Onex Corp.	78,538	5,882,049
Princess Private Equity Holding, Ltd.	95,700	1,188,164
Standard Life Private Equity	970,000	4,751,533
		14,441,666

Real Estate (3.23%)
Brookfield Asset Management, Inc., Class A	185,500	7,766,885

TOTAL FINANCIALS		120,819,535

Industrials (8.47%)
Commercial Services (3.40%)
Brookfield Business Partners LP	60,700	2,367,300
Fortress Transportation & Infrastructure Investors LLC	119,000	2,147,950
Macquarie Infrastructure Corp.	55,200	3,662,520
		8,177,770

Miscellaneous Manufacturers (5.07%)
Danaher Corp.	38,600	3,909,408
Gesco AG	19,700	753,323
Indus Holding AG	55,827	4,429,039
Melrose Industries PLC	961,900	3,092,070
		12,183,840

TOTAL INDUSTRIALS		20,361,610

		Shares	Value (Note 2)
Utilities (2.43%)
Electric (2.43%)
Brookfield Infrastructure Partners LP		136,100	$5,841,412

TOTAL UTILITIES			5,841,412

TOTAL COMMON STOCKS
(Cost $146,245,544)			199,488,745

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.16%)
Money Market Fund (2.16%)
State Street Institutional Treasury Plus Money Market Fund	1.209%	5,201,685	5,201,685

TOTAL SHORT TERM INVESTMENTS
(Cost $5,201,685)			5,201,685

TOTAL INVESTMENTS (99.18%)
(Cost $177,757,480)			$238,469,438

Other Assets In Excess Of Liabilities (0.82%)			1,975,815

NET ASSETS (100.00%)			$240,445,253

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | WMC Research Value Fund
STATEMENT OF INVESTMENTS
January 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.04%)
Consumer Discretionary (6.23%)
Automobiles & Components (0.29%)
Harley-Davidson, Inc.	5,838	$282,909

Consumer Durables & Apparel (1.47%)
Lennar Corp., Class A	2,920	182,967
Mohawk Industries, Inc.(a)	1,367	384,209
NIKE, Inc., Class B	7,377	503,259
Tapestry, Inc.	7,362	346,309
		1,416,744

Consumer Services (0.75%)
Hilton Worldwide Holdings, Inc.	2,589	221,748
McDonald's Corp.	1,476	252,603
MGM Resorts International	3,905	142,337
Vail Resorts, Inc.	465	101,630
		718,318

Media (2.51%)
Charter Communications, Inc., Class A(a)	1,242	468,544
Cinemark Holdings, Inc.	5,230	192,464
Comcast Corp., Class A	13,089	556,675
Liberty Media Corp.-Liberty Formula One, Class C(a)	4,755	179,216
New York Times Co., Class A	6,207	144,313
Twenty-First Century Fox, Inc., Class A	7,858	289,960
Viacom, Inc., Class B	17,292	577,899
		2,409,071

Retailing (1.21%)
Dollar Tree, Inc.(a)	1,418	163,070
Expedia, Inc.	971	124,298
L Brands, Inc.	4,910	245,942
TJX Cos., Inc.	7,782	625,050
		1,158,360

TOTAL CONSUMER DISCRETIONARY		5,985,402

Consumer Staples (8.71%)
Food & Staples Retailing (1.13%)
Costco Wholesale Corp.	1,894	369,084
Sysco Corp.	5,009	314,916
Walgreens Boots Alliance, Inc.	5,306	399,329
		1,083,329

Food Beverage & Tobacco (6.19%)
Altria Group, Inc.	12,949	910,833
Anheuser-Busch InBev N.V., Sponsored ADR	4,430	502,716
	Shares	Value (Note 2)
Food Beverage & Tobacco (continued)
British American Tobacco PLC, Sponsored ADR	18,491	$1,259,237
Campbell Soup Co.	8,707	405,311
Constellation Brands, Inc., Class A	2,496	547,797
Fresh Del Monte Produce, Inc.	5,609	265,362
Hostess Brands, Inc.(a)	47,102	650,007
PepsiCo, Inc.	5,697	685,349
Post Holdings, Inc.(a)	8,307	628,591
Simply Good Foods Co.(a)	6,976	94,874
		5,950,077

Household & Personal Products (1.39%)
Coty, Inc., Class A	51,214	1,004,307
Unilever N.V.	5,851	336,374
		1,340,681

TOTAL CONSUMER STAPLES		8,374,087

Energy (9.49%)
Energy (9.49%)
Andeavor	2,072	224,108
Antero Resources Corp.(a)	8,110	157,577
Baker Hughes a GE Co.	17,694	568,862
BP PLC, Sponsored ADR	16,689	714,122
Cabot Oil & Gas Corp.	3,505	92,357
Centennial Resource Development, Inc., Class A(a)	4,664	95,192
Chevron Corp.	23,081	2,893,204
Diamondback Energy, Inc.(a)	2,332	292,666
Encana Corp.	13,238	163,887
Hess Corp.	7,577	382,714
Kinder Morgan, Inc.	40,255	723,785
Marathon Petroleum Corp.	7,216	499,852
Newfield Exploration Co.(a)	17,267	546,673
ONEOK, Inc.	3,291	193,708
Pioneer Natural Resources Co.	1,156	211,444
RSP Permian, Inc.(a)	2,528	100,311
Suncor Energy, Inc.	9,885	358,331
Targa Resources Corp.	3,869	185,712
TransCanada Corp.	10,216	470,345
WPX Energy, Inc.(a)	17,000	250,410

TOTAL ENERGY		9,125,260

Financials (26.24%)
Banks (12.25%)
Bank of America Corp.	143,991	4,607,712
Citizens Financial Group, Inc.	19,006	872,375
Huntington Bancshares, Inc.	32,723	529,458
JPMorgan Chase & Co.	31,557	3,650,198
PNC Financial Services Group, Inc.	8,394	1,326,420
SunTrust Banks, Inc.	11,108	785,336
		11,771,499

	Shares	Value (Note 2)
Diversified Financials (6.61%)
American Express Co.	11,428	$1,135,943
BlackRock, Inc.	719	403,934
Capital One Financial Corp.	11,104	1,154,372
Cohen & Steers, Inc.	8,236	335,782
Morgan Stanley	9,438	533,719
Northern Trust Corp.	6,728	709,064
OneMain Holdings, Inc.(a)	8,835	288,993
Raymond James Financial, Inc.	6,286	605,907
TD Ameritrade Holding Corp.	15,695	875,624
Voya Financial, Inc.	4,512	234,218
WisdomTree Investments, Inc.	6,797	78,777
		6,356,333

Insurance (7.38%)
Alleghany Corp.(a)	877	550,493
Allstate Corp.	3,886	383,820
American International Group, Inc.	20,639	1,319,245
Assurant, Inc.	1,963	179,575
Assured Guaranty, Ltd.	29,195	1,039,050
Athene Holding, Ltd., Class A(a)	3,591	180,125
Hartford Financial Services Group, Inc.	6,758	397,100
Marsh & McLennan Companies, Inc.	8,472	707,582
MetLife, Inc.	13,889	667,644
Prudential Financial, Inc.	4,690	557,266
XL Group, Ltd.	30,299	1,116,215
		7,098,115

TOTAL FINANCIALS		25,225,947

Health Care (13.76%)
Health Care Equipment & Services (8.32%)
Abbott Laboratories	18,565	1,154,000
Baxter International, Inc.	6,437	463,657
Boston Scientific Corp.(a)	18,744	524,082
Brookdale Senior Living, Inc.(a)	20,044	190,418
Cardinal Health, Inc.	8,416	604,185
Cigna Corp.	2,306	480,455
Danaher Corp.	5,141	520,681
HCA Healthcare, Inc.(a)	3,403	344,248
McKesson Corp.	4,556	769,417
Medtronic PLC	20,911	1,796,046
Stryker Corp.	2,700	443,826
UnitedHealth Group, Inc.	2,989	707,735
		7,998,750

Pharmaceuticals, Biotechnology & Life Sciences (5.44%)
Aduro Biotech, Inc.(a)	5,757	36,269
Alder Biopharmaceuticals, Inc.(a)	6,963	98,527
Allergan PLC	6,386	1,151,140
Alnylam Pharmaceuticals, Inc.(a)	930	120,882
AstraZeneca PLC, Sponsored ADR	15,255	534,840
Bristol-Myers Squibb Co.	19,659	1,230,653
Dermira, Inc.(a)	3,545	101,103
Eli Lilly & Co.	1,989	162,004
	Shares	Value (Note 2)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Five Prime Therapeutics, Inc.(a)	1,774	$35,480
Glycomimetics, Inc.(a)	4,038	90,815
Karyopharm Therapeutics, Inc.(a)	4,314	50,992
Mylan N.V.(a)	13,539	580,146
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	20,100	410,241
Thermo Fisher Scientific, Inc.	2,791	625,491
		5,228,583

TOTAL HEALTH CARE		13,227,333

Industrials (8.11%)
Capital Goods (6.68%)
AGCO Corp.	1,504	109,220
AMETEK, Inc.	3,735	284,980
Boeing Co.	3,029	1,073,387
Caterpillar, Inc.	1,370	223,009
Deere & Co.	1,419	236,150
Eaton Corp. PLC	6,060	508,858
Fortive Corp.	3,991	303,396
General Electric Co.	52,097	842,408
Illinois Tool Works, Inc.	1,475	256,163
Jacobs Engineering Group, Inc.	1,361	94,535
Lockheed Martin Corp.	2,734	970,160
Masco Corp.	2,101	93,831
Northrop Grumman Corp.	2,350	800,246
PACCAR, Inc.	2,813	209,737
Pentair PLC	5,864	419,276
		6,425,356

Commercial & Professional Services (0.12%)
Equifax, Inc.	892	111,438

Transportation (1.31%)
FedEx Corp.	285	74,807
JetBlue Airways Corp.(a)	4,921	102,652
Kirby Corp.(a)	900	67,410
Knight-Swift Transportation, Inc.	3,198	159,228
Norfolk Southern Corp.	4,053	611,517
Spirit Airlines, Inc.(a)	2,415	101,720
Union Pacific Corp.	1,094	146,049
		1,263,383

TOTAL INDUSTRIALS		7,800,177

Information Technology (8.14%)
Semiconductors & Semiconductor Equipment (3.91%)
KLA-Tencor Corp.	3,015	331,047
Marvell Technology Group, Ltd.	32,782	764,804
Microchip Technology, Inc.	4,626	440,487
Micron Technology, Inc.(a)	7,726	337,781
NVIDIA Corp.	855	210,159
QUALCOMM, Inc.	20,164	1,376,193

	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	6,564	$300,894
		3,761,365

Software & Services (3.43%)
Adobe Systems, Inc.(a)	554	110,667
Alliance Data Systems Corp.	1,024	262,820
Autodesk, Inc.(a)	2,318	268,007
Blucora, Inc.(a)	4,204	102,578
CACI International, Inc., Class A(a)	1,642	230,783
eBay, Inc.(a)	17,080	693,106
Facebook, Inc., Class A(a)	1,163	217,353
FleetCor Technologies, Inc.(a)	1,048	222,700
Genpact, Ltd.	3,893	132,128
Global Payments, Inc.	1,896	211,935
Guidewire Software, Inc.(a)	1,974	156,834
SS&C Technologies Holdings, Inc.	1,909	95,985
Total System Services, Inc.	1,489	132,313
Visa, Inc., Class A	2,545	316,165
WEX, Inc.(a)	905	140,103
		3,293,477

Technology Hardware & Equipment (0.80%)
Flex, Ltd.(a)	20,314	365,855
NetApp, Inc.	6,491	399,197
		765,052

TOTAL INFORMATION TECHNOLOGY		7,819,894

Materials (3.87%)
Materials (3.87%)
Alcoa Corp.(a)	2,588	134,628
Ardagh Group SA	3,694	73,880
Ball Corp.	10,820	414,190
Cabot Corp.	2,852	192,909
Celanese Corp., Series A	2,438	263,694
Crown Holdings, Inc.(a)	2,143	124,401
DowDuPont, Inc.	11,461	866,222
International Paper Co.	7,639	480,188
Martin Marietta Materials, Inc.	377	86,020
PPG Industries, Inc.	2,996	355,715
Praxair, Inc.	1,042	168,273
Southern Copper Corp.	2,212	107,393
Steel Dynamics, Inc.	3,996	181,418
Vulcan Materials Co.	771	104,393
Westlake Chemical Corp.	1,504	169,350

TOTAL MATERIALS		3,722,674

Real Estate (3.95%)
Real Estate (3.95%)
Alexandria Real Estate Equities, Inc.	5,735	743,829
American Tower Corp.	3,717	549,001
Douglas Emmett, Inc.	18,193	703,523
Equinix, Inc.	454	206,656
Invitation Homes, Inc.	27,477	617,958

		Shares	Value (Note 2)
Real Estate (continued)
Outfront Media, Inc.		9,060	$202,944
Prologis, Inc.		8,614	560,858
Simon Property Group, Inc.		1,310	214,015

TOTAL REAL ESTATE			3,798,784

Telecommunication Services (2.91%)
Telecommunication Services (2.91%)
Verizon Communications, Inc.		51,793	2,800,447

TOTAL TELECOMMUNICATION SERVICES			2,800,447

Utilities (6.63%)
Utilities (6.63%)
Avangrid, Inc.		15,941	776,646
Edison International		20,463	1,279,551
Exelon Corp.		14,481	557,663
NextEra Energy, Inc.		8,871	1,405,344
NRG Energy, Inc.		15,826	411,634
PG&E Corp.		11,439	485,357
Sempra Energy		8,099	866,755
UGI Corp.		12,832	587,321

TOTAL UTILITIES			6,370,271

TOTAL COMMON STOCKS
(Cost $80,551,512)			94,250,276

EXCHANGE TRADED FUNDS (1.20%)
Vanguard® High Dividend Yield ETF		12,944	1,153,958

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,154,339)			1,153,958

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.42%)
Short-Term Cash Equivalents (0.42%)
State Street Institutional Treasury Plus Money Market Fund	1.209%	401,228	401,228

TOTAL SHORT TERM INVESTMENTS
(Cost $401,228)			401,228

TOTAL INVESTMENTS (99.66%)
(Cost $82,107,079)			$95,805,462

Other Assets In Excess Of Liabilities (0.34%)			323,014

NET ASSETS (100.00%)			$96,128,476

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Clough China Fund
STATEMENT OF INVESTMENTS
January 31, 2018 (Unaudited)

	Shares	(Note 2)
CLOSED END FUND (2.70%)
Consumer Discretionary (2.70%)
Retail - Discretionary (2.70%)
Altaba, Inc.(a)	22,700	$1,813,276

TOTAL CONSUMER DISCRETIONARY		1,813,276

TOTAL CLOSED END FUND
(Cost $1,514,359)		1,813,276

COMMON STOCKS (91.71%)
Communications (2.05%)
Media (2.05%)
58.com, Inc., ADR(a)	8,100	647,028
Ctrip.com International, Ltd., ADR(a)	15,575	728,598
		1,375,626

TOTAL COMMUNICATIONS		1,375,626

Consumer Discretionary (23.22%)
Automotive (2.82%)
BYD Co., Ltd., Class H	121,000	1,138,473
Guangzhou Automobile Group Co., Ltd., Class H	334,000	752,807
		1,891,280

Consumer Services (0.56%)
TAL Education Group, ADR	11,600	377,812

Gaming, Lodging & Restaurants (3.12%)
Galaxy Entertainment Group, Ltd., Class L	109,000	961,586
Sands China, Ltd.	190,800	1,133,864
		2,095,450

Home & Office Products (1.07%)
Man Wah Holdings, Ltd.	676,800	719,871

Retail - Discretionary (15.65%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	42,200	8,621,038
Anta Sports Products, Ltd.	44,000	211,116
JD.com, Inc., ADR(a)	34,200	1,683,666
		10,515,820

TOTAL CONSUMER DISCRETIONARY		15,600,233

Energy (3.32%)
Oil, Gas & Coal (3.32%)
China Oilfield Services, Ltd., Class H	1,158,000	1,378,184
	Shares	(Note 2)
Oil, Gas & Coal (continued)
China Petroleum & Chemical Corp., Class H	988,000	$854,044
		2,232,228

TOTAL ENERGY		2,232,228

Financials (33.09%)
Banking (19.55%)
Agricultural Bank of China, Ltd., Class H	1,849,000	1,131,289
Bank of China, Ltd., Class H	4,258,437	2,552,228
China Construction Bank Corp., Class H	4,614,080	5,297,294
Industrial & Commercial Bank of China, Ltd., Class H	3,643,967	3,432,501
Postal Savings Bank of China, Class H	1,073,000	716,302
		13,129,614

Insurance (7.87%)
China Life Insurance Co., Ltd., Class H	371,000	1,249,232
Ping An Insurance Group Co. of China, Ltd., Class H	343,000	4,039,850
		5,289,082

Real Estate (5.67%)
China Resources Land, Ltd.	440,000	1,751,177
Country Garden Holdings Co., Ltd.	477,000	1,024,591
Longfor Properties Co., Ltd.	316,000	1,031,232
		3,807,000

TOTAL FINANCIALS		22,225,696

Health Care (0.69%)
Health Care Facilities & Services (0.69%)
Sinopharm Group Co., Ltd., Class H	105,200	463,607

TOTAL HEALTH CARE		463,607

Industrials (0.67%)
Engineering & Construction Services (0.67%)
China Communications Construction Co., Ltd., Class H	381,000	453,652

TOTAL INDUSTRIALS		453,652

Materials (0.37%)
Metals & Mining (0.37%)
Zijin Mining Group Co., Ltd., Class H	490,000	247,035

TOTAL MATERIALS		247,035

Technology (25.45%)
Hardware (1.57%)
AAC Technologies Holdings, Inc.	15,000	248,544
Silergy Corp.	28,000	597,554

	Shares	(Note 2)
Hardware (continued)
Sunny Optical Technology Group Co., Ltd.	15,000	$206,756
		1,052,854

Semiconductors (1.13%)
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	16,800	761,208

Software (21.74%)
Tencent Holdings, Ltd.	247,100	14,600,508

Technology Services (1.01%)
Baozun, Inc., Sponsored ADR(a)	17,500	681,625

TOTAL TECHNOLOGY		17,096,195

Utilities (2.85%)
Utilities (2.85%)
Beijing Enterprises Water Group, Ltd.	774,000	555,890
Kunlun Energy Co., Ltd.	1,368,000	1,357,005

TOTAL UTILITIES		1,912,895

TOTAL COMMON STOCKS
(Cost $31,937,165)		61,607,167

PARTICIPATION NOTES (6.81%)
Consumer Discretionary (4.77%)
Automotive (0.63%)
SAIC Motor Corp., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 02/23/18(b)	77,200	422,304

Home & Office Products (4.14%)
Gree Electric Appliances, Inc., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 02/16/18(b)	141,400	1,257,000
Midea Group Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 5/13/19(b)	160,300	1,522,977
		2,779,977

TOTAL CONSUMER DISCRETIONARY		3,202,281
		Shares	(Note 2)
Home & Office Products (continued)
Industrials (1.03%)
Electrical Equipment (1.03%)
Shenzhen Inovance Technology Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 07/06/18(b)		156,200	$696,163

TOTAL INDUSTRIALS			696,163

Technology (1.01%)
Hardware (1.01%)
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 01/18/19(a)(b)		106,900	676,616

TOTAL TECHNOLOGY			676,616

TOTAL PARTICIPATION NOTES
(Cost $3,044,297)			4,575,060

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.46%)
Money Market Fund (1.46%)
Blackrock Liquidity Funds, T-Fund	1.209%	978,187	978,187

TOTAL SHORT TERM INVESTMENTS
(Cost $978,187)			978,187

TOTAL INVESTMENTS (102.68%)
(Cost $37,474,008)			$68,973,690

Liabilities In Excess Of Other Assets (-2.68%)			(1,799,883)

NET ASSETS (100.00%)			$67,173,807

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2018, the aggregate market value of those securities was $4,575,060, representing 6.81% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Conservative Income Builder Fund
STATEMENT OF INVESTMENTS
January 31, 2018 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (97.02%)
Debt (57.46%)
First Trust Senior Loan ETF	5,243	$253,551
iShares® Barclays 20+ Year Treasury Bond ETF	2,182	267,797
PIMCO 15+ Year U.S. TIPS Index ETF	3,284	224,166
PIMCO Enhanced Short Maturity Active ETF	5,904	600,496
PIMCO Investment Grade Corporate Bond Index ETF	12,046	1,261,096
Riverfront Strategic Income Fund(a)	20,681	516,661
SPDR® Blackstone / GSO Senior Loan ETF	5,357	255,261
SPDR® Bloomberg Barclays Investment Grade Floating Rate ETF	17,965	553,142
Vanguard® Intermediate-Term Corporate Bond ETF	14,958	1,292,072
Vanguard® Short-Term Corporate Bond ETF	16,638	1,314,901
		6,539,143

Equity (39.56%)
Consumer Discretionary Select Sector SPDR® Fund	495	53,366
Global X MSCI Norway ETF	5,691	79,503
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	9,411	531,627
Health Care Select Sector SPDR® Fund	1,353	119,199
iShares® Core MSCI EAFE ETF	22,735	1,580,765
iShares® Core S&P 500® ETF	759	215,670
iShares® Core S&P® SmallCap ETF	1,822	143,464
iShares® Dow Jones U.S. Financial Services Index Fund	1,547	216,101
iShares® International Select Dividend ETF	3,251	114,565
iShares® U.S. Consumer Goods ETF	1,236	159,605
PowerShares® Aerospace & Defense Portfolio	1,918	111,206
Powershares® QQQ Trust Series 1	1,071	181,427
SPDR® NYSE Technology ETF	3,370	311,051
SPDR® S&P® Capital Markets ETF	1,256	75,285
WisdomTree® International Hedged Quality Dividend Growth Fund	7,738	248,158
WisdomTree® LargeCap Dividend Fund	3,785	361,316
		4,502,308

TOTAL EXCHANGE TRADED FUNDS
(Cost $9,984,378)		11,041,451

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.79%)
Money Market Fund (0.79%)
State Street Institutional Treasury Plus Money Market Fund	1.209%	90,041	$90,041

TOTAL SHORT TERM INVESTMENTS
(Cost $90,041)			90,041

TOTAL INVESTMENTS (97.81%)
(Cost $10,074,419)			$11,131,492

Other Assets In Excess Of Liabilities (2.19%)			248,692

NET ASSETS (100.00%)			$11,380,184

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Dynamic Equity Income Fund
STATEMENT OF INVESTMENTS
January 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.95%)
Consumer, Non-Cyclical (0.45%)
Beverages (0.45%)
PepsiCo, Inc.	3,133	$376,900

TOTAL CONSUMER, NON-CYCLICAL		376,900

Technology (0.50%)
Software (0.50%)
Paychex, Inc.	6,128	418,236

TOTAL TECHNOLOGY		418,236

TOTAL COMMON STOCKS
(Cost $642,153)		795,136

EXCHANGE TRADED FUNDS (94.41%)
Debt (16.51%)
First Trust Senior Loan ETF	41,771	2,020,046
iShares® Barclays 20+ Year Treasury Bond ETF	6,257	767,922
PIMCO 15+ Year U.S. TIPS Index ETF	14,409	983,558
PIMCO Enhanced Short Maturity Active ETF	11,207	1,139,864
PIMCO Investment Grade Corporate Bond Index ETF	40,574	4,247,692
Riverfront Strategic Income Fund(a)	103,896	2,595,571
SPDR® Blackstone / GSO Senior Loan ETF	42,696	2,034,464
		13,789,117

Equity (77.90%)
Consumer Discretionary Select Sector SPDR® Fund	4,856	523,525
Consumer Staples Select Sector SPDR® Fund	19,398	1,121,592
First Trust Utilities AlphaDEX® Fund	25,691	655,121
FlexShares® Quality Dividend Index Fund	49,020	2,297,567
Global X MSCI Norway ETF	62,656	875,304
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	72,483	4,094,565
Health Care Select Sector SPDR® Fund	6,602	581,636
iShares® Core MSCI EAFE ETF	122,648	8,527,716
iShares® Core MSCI Emerging Markets ETF	84,333	5,181,420
iShares® Core S&P 500® ETF	8,996	2,556,213
iShares® Dow Jones U.S. Financial Services Index Fund	20,496	2,863,086
		Shares	Value (Note 2)
Equity (continued)
iShares® International Select Dividend ETF		31,809	$1,120,949
iShares® MSCI All Country Asia ex Japan ETF		11,366	929,512
iShares® MSCI Australia ETF		31,451	747,590
iShares® MSCI Canada Index Fund		25,623	765,615
iShares® MSCI EAFE Growth ETF		79,939	6,743,654
iShares® MSCI EAFE Value ETF		81,350	4,747,586
PowerShares® Aerospace & Defense Portfolio		18,306	1,061,382
PowerShares® FTSE RAFI Emerging Markets Portfolio		34,713	861,924
Powershares® QQQ Trust Series 1		13,697	2,320,272
SPDR® NYSE Technology ETF		61,563	5,682,265
SPDR® S&P® Capital Markets ETF		21,221	1,271,987
Vanguard® Information Technology ETF		3,057	541,609
WisdomTree® Europe Hedged Equity Fund		60,112	3,963,785
WisdomTree® International Hedged Quality Dividend Growth Fund		75,526	2,422,119
WisdomTree® Japan SmallCap Dividend Fund		22,235	1,862,848
WisdomTree® LargeCap Dividend Fund		7,998	763,489
			65,084,331

TOTAL EXCHANGE TRADED FUNDS
(Cost $62,805,797)			78,873,448

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (4.65%)
Money Market Fund (4.65%)
State Street Institutional Treasury Plus Money Market Fund	1.209%	3,883,255	3,883,255

TOTAL SHORT TERM INVESTMENTS
(Cost $3,883,255)			3,883,255

TOTAL INVESTMENTS (100.01%)
(Cost $67,331,205)			$83,551,839

Liabilities In Excess Of Other Assets (-0.01%)			(5,457)

NET ASSETS (100.00%)			$83,546,382

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Global Allocation Fund

STATEMENT OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.95%)
Consumer, Non-Cyclical (0.45%)
Beverages (0.45%)
PepsiCo, Inc.	1,299	$156,270

TOTAL CONSUMER, NON-CYCLICAL		156,270

Technology (0.50%)
Software (0.50%)
Paychex, Inc.	2,577	175,880

TOTAL TECHNOLOGY		175,880

TOTAL COMMON STOCKS
(Cost $266,869)		332,150

EXCHANGE TRADED FUNDS (94.40%)
Debt (7.21%)
First Trust Senior Loan ETF	8,463	409,271
PIMCO Investment Grade Corporate Bond Index ETF	11,041	1,155,882
Riverfront Strategic Income Fund(a)	21,346	533,274
SPDR® Blackstone / GSO Senior Loan ETF	8,679	413,555
		2,511,982

Equity (87.19%)
Consumer Discretionary Select Sector SPDR® Fund	2,282	246,023
Financial Select Sector SPDR® Fund	25,803	767,381
First Trust Utilities AlphaDEX® Fund	15,932	406,266
FlexShares® Quality Dividend Index Fund	12,471	584,516
Global X MSCI Norway ETF	25,850	361,125
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	30,690	1,733,678
Health Care Select Sector SPDR® Fund	2,708	238,575
iShares® Core MSCI EAFE ETF	48,217	3,352,528
iShares® Core MSCI Emerging Markets ETF	36,962	2,270,945
iShares® Core S&P 500® ETF	4,389	1,247,134
iShares® Core S&P® SmallCap ETF	7,376	580,786
iShares® Dow Jones U.S. Financial Services Index Fund	5,362	749,018
iShares® International Select Dividend ETF	12,921	455,336
iShares® MSCI All Country Asia ex Japan ETF	7,941	649,415
iShares® MSCI Australia ETF	9,389	223,177
iShares® MSCI Canada Index Fund	10,372	309,915
	Shares	Value (Note 2)
Equity (continued)
iShares® MSCI EAFE ETF	5,543	$409,295
iShares® MSCI EAFE Growth ETF	52,134	4,398,024
iShares® MSCI EAFE Value ETF	45,080	2,630,869
iShares® U.S. Consumer Goods ETF	4,886	630,929
PowerShares® Aerospace & Defense Portfolio	6,742	390,901
PowerShares® FTSE RAFI Emerging Markets Portfolio	13,917	345,559
Powershares® QQQ Trust Series 1	4,708	797,535
SPDR® NYSE Technology ETF	28,388	2,620,212
SPDR® S&P® Capital Markets ETF	4,249	254,685
WisdomTree® Europe Hedged Equity Fund	27,225	1,795,217
WisdomTree® International Hedged Quality Dividend Growth Fund	25,558	819,645
WisdomTree® Japan SmallCap Dividend Fund	6,620	554,624
WisdomTree® LargeCap Dividend Fund	5,866	559,968
		30,383,281

TOTAL EXCHANGE TRADED FUNDS
(Cost $25,143,940)		32,895,263

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (4.69%)
Money Market Fund (4.69%)
State Street Institutional Treasury Plus Money Market Fund	1.209%	1,632,288	1,632,288

TOTAL SHORT TERM INVESTMENTS
(Cost $1,632,288)			1,632,288

TOTAL INVESTMENTS (100.04%)
(Cost $27,043,097)			$34,859,701

Liabilities In Excess Of Other Assets (-0.04%)			(14,456)

NET ASSETS (100.00%)			$34,845,245

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Global Growth Fund

STATEMENT OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.94%)
Consumer, Non-Cyclical (0.45%)
Beverages (0.45%)
PepsiCo, Inc.	2,310	$277,893

TOTAL CONSUMER, NON-CYCLICAL		277,893

Technology (0.49%)
Software (0.49%)
Paychex, Inc.	4,439	302,962

TOTAL TECHNOLOGY		302,962

TOTAL COMMON STOCKS
(Cost $467,148)		580,855

EXCHANGE TRADED FUNDS (96.28%)
Equity (96.28%)
Consumer Discretionary Select Sector SPDR® Fund	4,659	502,287
Consumer Staples Select Sector SPDR® Fund	6,780	392,020
Financial Select Sector SPDR® Fund	35,817	1,065,198
First Trust Utilities AlphaDEX® Fund	27,736	707,268
FlexShares® Quality Dividend Index Fund	39,465	1,849,724
Global X MSCI Norway ETF	44,175	617,125
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	86,650	4,894,858
Health Care Select Sector SPDR® Fund	4,143	364,998
iShares® Core MSCI EAFE ETF	97,122	6,752,893
iShares® Core MSCI Emerging Markets ETF	80,496	4,945,674
iShares® Core S&P 500® ETF	8,790	2,497,678
iShares® Dow Jones U.S. Financial Services Index Fund	12,690	1,772,666
iShares® International Select Dividend ETF	22,595	796,248
iShares® MSCI All Country Asia ex Japan ETF	14,041	1,148,273
iShares® MSCI Australia ETF	27,836	661,662
iShares® MSCI Canada Index Fund	36,836	1,100,660
iShares® MSCI EAFE Growth ETF	85,737	7,232,773
iShares® MSCI EAFE Value ETF	123,932	7,232,671
PowerShares® Aerospace & Defense Portfolio	15,708	910,750
PowerShares® FTSE RAFI Emerging Markets Portfolio	49,007	1,216,844
Powershares® QQQ Trust Series 1	6,303	1,067,728
SPDR® NYSE Technology ETF	49,353	4,555,282
	Shares	Value (Note 2)
Equity (continued)
SPDR® S&P® Capital Markets ETF	11,641	$697,761
Vanguard® Information Technology ETF	3,641	645,076
WisdomTree® Europe Hedged Equity Fund	57,636	3,800,518
WisdomTree® International Hedged Quality Dividend Growth Fund	44,869	1,438,949
WisdomTree® Japan SmallCap Dividend Fund	11,292	946,044
		59,813,628

TOTAL EXCHANGE TRADED FUNDS
(Cost $45,014,681)		59,813,628

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.83%)
Money Market Fund (2.83%)
State Street Institutional Treasury Plus Money Market Fund	1.209%	1,758,145	1,758,145

TOTAL SHORT TERM INVESTMENTS
(Cost $1,758,145)			1,758,145

TOTAL INVESTMENTS (100.05%)
(Cost $47,239,974)			$62,152,628

Liabilities In Excess Of Other Assets (-0.05%)			(29,653)

NET ASSETS (100.00%)			$62,122,975

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Moderate Growth & Income Fund

STATEMENT OF INVESTMENTS

January 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (1.02%)
Consumer, Non-Cyclical (0.49%)
Beverages (0.49%)
PepsiCo, Inc.	3,862	$464,599

TOTAL CONSUMER, NON-CYCLICAL		464,599
Technology (0.53%)
Software (0.53%)
Paychex, Inc.	7,497	511,670

TOTAL TECHNOLOGY		511,670
TOTAL COMMON STOCKS
(Cost $783,905)		976,269

EXCHANGE TRADED FUNDS (93.95%)
Debt (35.65%)
First Trust Senior Loan ETF	51,868	2,508,337
iShares® Barclays 20+ Year Treasury Bond ETF	10,906	1,338,493
PIMCO 15+ Year U.S. TIPS Index ETF	16,939	1,156,256
PIMCO Investment Grade Corporate Bond Index ETF	52,626	5,509,416
Riverfront Strategic Income Fund(a)	167,795	4,191,922
SPDR® Blackstone / GSO Senior Loan ETF	34,316	1,635,157
SPDR® Bloomberg Barclays Investment Grade Floating Rate ETF	88,810	2,734,460
Vanguard® Intermediate-Term Corporate Bond ETF	83,224	7,188,889
Vanguard® Short-Term Corporate Bond ETF	100,150	7,914,855
		34,177,785
Equity (58.30%)
Consumer Discretionary Select Sector SPDR® Fund	8,803	949,051
Consumer Staples Select Sector SPDR® Fund	19,257	1,113,440
First Trust Utilities AlphaDEX® Fund	31,394	800,547
FlexShares® Quality Dividend Index Fund	87,457	4,099,110
Global X MSCI Norway ETF	45,947	641,880
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	107,528	6,074,257
Health Care Select Sector SPDR® Fund	10,899	960,202
iShares® Core MSCI EAFE ETF	175,360	12,192,781
	Shares	Value (Note 2)
Equity (continued)
iShares® Core S&P 500® ETF	11,576	$3,289,320
iShares® Dow Jones U.S. Financial Services Index Fund	24,131	3,370,859
iShares® International Select Dividend ETF	25,926	913,632
iShares® MSCI EAFE Growth ETF	21,581	1,820,573
iShares® MSCI EAFE Value ETF	62,007	3,618,729
PowerShares® Aerospace & Defense Portfolio	17,968	1,041,785
Powershares® QQQ Trust Series 1	18,591	3,149,315
SPDR® NYSE Technology ETF	58,107	5,363,276
SPDR® S&P® Capital Markets ETF	14,675	879,619
WisdomTree® Europe Hedged Equity Fund	29,092	1,918,326
WisdomTree® International Hedged Quality Dividend Growth Fund	30,663	983,362
WisdomTree® LargeCap Dividend Fund	28,386	2,709,728
		55,889,792

TOTAL EXCHANGE TRADED FUNDS
(Cost $75,859,666)		90,067,577

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (5.10%)
Money Market Fund (5.10%)
State Street Institutional Treasury Plus Money Market Fund	1.209%	4,883,294	4,883,294

TOTAL SHORT TERM INVESTMENTS
(Cost $4,883,294)			4,883,294

TOTAL INVESTMENTS (100.07%)
(Cost $81,526,865)			$95,927,140

Liabilities In Excess Of Other Assets (-0.07%)			(62,861)

NET ASSETS (100.00%)			$95,864,279

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report includes the financial statements and financial highlights of the following 12 funds: ALPS | Alerian MLP Infrastructure Index Fund, ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Metis Global Micro Cap Value Fund (Formerly ALPS | Metis Global Micro Cap Fund), ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund and RiverFront Moderate Growth & Income Fund (each, a “Fund” and collectively, the “Funds”). The Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

ALPS | Alerian MLP Infrastructure Index Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index. The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns (returns after inflation), consistent with prudent investment management. ALPS | Kotak India Growth Fund’s investment goal is long-term capital appreciation. ALPS | Metis Global Micro Cap Value Fund seeks long-term growth of capital. ALPS | Red Rocks Listed Private Equity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. ALPS | WMC Research Value Fund seeks long-term capital appreciation: dividend income may be a factor in portfolio selection but is secondary to the Fund’s principal objective. The Clough China Fund seeks to provide investors with long-term capital appreciation. The RiverFront Conservative Income Builder Fund seeks to provide current income and potential for that income to grow over time. The RiverFront Dynamic Equity Income Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceed the average yield on global stocks generally. The RiverFront Global Allocation Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Total investment return means the combination of capital appreciation and investment income. The RiverFront Global Growth Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The RiverFront Moderate Growth & Income Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general while providing a growing stream of income over the years and (2) growth of capital.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of January 31, 2018, net assets of the CoreCommodity Fund were $585,405,510 of which $114,957,699 or 19.64%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Basis of Consolidation for the ALPS | Kotak India Growth Fund

ALPS | Kotak India Growth Fund, (the “Kotak Fund”) invests in the equity securities of Indian companies through its wholly owned, collective investment vehicle, the India Premier Equity Portfolio (the “Portfolio”). The Portfolio is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Kotak Fund’s purchase of securities of a wide selection of Indian companies, consistent with the Kotak Fund’s investment strategies. The Portfolio is a private company limited by shares incorporated under the Mauritius Companies Act 2001. As a wholly owned subsidiary of the Kotak Fund, financial statements of the Portfolio are included in the consolidated financial statements and financial highlights of the Kotak Fund. All investments held by the Portfolio are disclosed in the accounts of the Kotak Fund.

The Portfolio established residency in Mauritius allowing the Kotak Fund to receive the beneficial tax treatment under the Treaty between India and Mauritius. However, due to recently enacted legislation the benefits of the Treaty have been reduced and some gains derived by the Portfolio due to the sale of securities will be subject to taxation in India. On April 1, 2017, the General Anti-Avoidance Rules (“GAAR”) which contain treaty override provisions were enacted. Capital gains on sale of shares acquired on or after April 1, 2017, are taxable in India as per the amended India – Mauritius treaty. The benefit of a lower rate of taxation (50% of the applicable tax rate in India) is provided for the gains on shares arising during the period from April 1, 2017 to March 31, 2019 subject to compliance with the Limitation of Benefit clause.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Fair Value Committee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of January 31, 2018:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Alerian MLP Infrastructure Index Fund
Master Limited Partnerships(a)	$35,149,297	$–	$–	$35,149,297
Total	$35,149,297	$–	$–	$35,149,297

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	157,717,631	–	–	157,717,631
Master Limited Partnerships(a)	1,608,891	–	–	1,608,891
Government Bonds	–	341,222,216	–	341,222,216
Short Term Investments	105,455,197	–	–	105,455,197
U.S. Treasury Bills	–	29,961,135	–	29,961,135
Total	$264,781,719	$371,183,351	$–	$635,965,070
Other Financial Instruments
Assets
Futures Contracts	$1,280,256	$–	$–	$1,280,256
Total Return Swap Contracts	–	978	–	978
Liabilities
Futures Contracts	(828,551)	–	–	(828,551)
Total	$451,705	$978	$–	$452,683

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India Growth Fund
Common Stocks
Consumer Discretionary	$573,717	$3,242,440	$–	$3,816,157
Consumer Staples	1,021,641	1,843,162	–	2,864,803
Energy	–	2,337,344	–	2,337,344
Financials	–	10,900,871	–	10,900,871
Health Care	326,801	1,279,177	–	1,605,978
Industrials	971,281	2,873,622	–	3,844,903
Information Technology	1,095,740	1,672,090	–	2,767,830
Materials	1,910,802	3,642,290	–	5,553,092
Real Estate	457,241	–	–	457,241
Telecommunication Services	–	214,265	–	214,265
Total	$6,357,223	$28,005,261	$–	$34,362,484

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Metis Global Micro Cap Value Fund
Common Stocks
Australia	$1,104,162	$1,012,314	$–	$2,116,476
Brazil	338,857	–	–	338,857
Canada	825,554	–	–	825,554
Cayman Islands	107,039	–	–	107,039
Chile	115,643	–	–	115,643
China	330,775	216,386	–	547,161
France	222,048	104,727	–	326,775
Germany	–	98,886	–	98,886
Great Britain	983,368	218,090	–	1,201,458
Hong Kong	430,907	236,419	–	667,326
India	–	367,146	–	367,146
Indonesia	109,187	114,343	–	223,530
Ireland	–	108,073	–	108,073
Isle Of Man	101,499	–	–	101,499
Israel	222,800	–	–	222,800
Italy	–	227,476	–	227,476
Japan	409,100	9,634,333	–	10,043,433
Malaysia	219,786	203,806	–	423,592
New Zealand	113,939	–	–	113,939
Norway	329,729	198,258	–	527,987
Poland	121,736	244,615	–	366,351
Portugal	89,272	–	–	89,272
Qatar	106,905	–	–	106,905
Singapore	113,128	–	–	113,128
South Africa	–	109,616	–	109,616
South Korea	2,577,045	2,785,976	–	5,363,021
Spain	–	57,825	–	57,825
Sweden	–	105,228	–	105,228
Taiwan	868,299	807,045	–	1,675,344
Thailand	234,237	–	–	234,237
Turkey	–	241,792	–	241,792
United States	5,095,669	–	–	5,095,669
Preferred Stocks(a)	96,446	89,669	–	186,115
Rights(a)	80,547	–	–	80,547
Short Term Investments	156,544	–	–	156,544
Total	$15,504,221	$17,182,023	$–	$32,686,244

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Red Rocks Listed Private Equity Fund
Closed-End Funds	$33,779,008	$–	$–	$33,779,008
Common Stocks(a)	199,488,745	–	–	199,488,745
Short Term Investments	5,201,685	–	–	5,201,685
Total	$238,469,438	$–	$–	$238,469,438

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | WMC Research Value Fund
Common Stocks(a)	$94,250,276	$–	$–	$94,250,276
Exchange Traded Funds	1,153,958	–	–	1,153,958
Short Term Investments	401,228	–	–	401,228
Total	$95,805,462	$–	$–	$95,805,462

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Clough China Fund
Common Stocks
Communications	$1,375,626	$–	$–	$1,375,626
Consumer Discretionary	10,682,516	4,917,717	–	15,600,233
Energy	–	2,232,228	–	2,232,228
Financials	–	22,225,696	–	22,225,696
Health Care	–	463,607	–	463,607
Industrials	–	453,652	–	453,652
Materials	–	247,035	–	247,035
Technology	2,040,387	15,055,808	–	17,096,195
Utilities	–	1,912,895	–	1,912,895
Participation Notes(a)	–	4,575,060	–	4,575,060
Closed End Fund	1,813,276	–	–	1,813,276
Short Term Investments	978,187	–	–	978,187
Total	$16,889,992	$52,083,698	$–	$68,973,690

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Global Growth Fund
Common Stocks(a)	$580,855	$–	$–	$580,855
Exchange Traded Funds(a)	59,813,628	–	–	59,813,628
Short Term Investments	1,758,145	–	–	1,758,145
Total	$62,152,628	$–	$–	$62,152,628

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Global Allocation Fund
Common Stocks(a)	$332,150	$–	$–	$332,150
Exchange Traded Funds(a)	32,895,263	–	–	32,895,263
Short Term Investments	1,632,288	–	–	1,632,288
Total	$34,859,701	$–	$–	$34,859,701

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Dynamic Equity Income Fund
Common Stocks(a)	$795,136	$–	$–	$795,136
Exchange Traded Funds(a)	78,873,448	–	–	78,873,448
Short Term Investments	3,883,255	–	–	3,883,255
Total	$83,551,839	$–	$–	$83,551,839

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Conservative Income Builder Fund
Exchange Traded Funds(a)	$11,041,451	$–	$–	$11,041,451
Short Term Investments	90,041	–	–	90,041
Total	$11,131,492	$–	$–	$11,131,492

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Moderate Growth & Income Fund
Common Stocks(a)	$976,269	$–	$–	$976,269
Exchange Traded Funds(a)	90,067,577	–	–	90,067,577
Short Term Investments	4,883,294	–	–	4,883,294
Total	$95,927,140	$–	$–	$95,927,140

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments.

The Funds recognize transfers between levels as of the end of the period. For the period ended January 31, 2018, the Funds did not have any transfers between Level 1 and Level 2 securities, except the ALPS | Kotak India Growth Fund, the ALPS | Metis Global Micro Cap Value Fund and the Clough China Fund. The ALPS | Kotak India Growth Fund, the ALPS | Metis Global Micro Cap Value Fund and the Clough China Fund utilize a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. The transfer amounts disclosed in the table below represents the value of the securities as of January 31, 2018 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at October 31, 2017.

The ALPS | Kotak India Growth Fund had the following transfers between Levels 1 and 2 at January 31, 2017:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$6,258,986	$-	$-	$(6,258,986)
Total	$6,258,986	$-	$-	$(6,258,986)

The ALPS | Metis Global Micro Cap Value Fund had the following transfers between Levels 1 and 2 at January 31, 2017:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$3,354,220	$(768,173)	$768,173	$(3,354,220)
Preferred Stock	-	(89,669)	89,669	-
Total	$3,354,220	$(857,842)	$857,842	$(3,354,220)

The Clough China Fund had the following transfers between Levels 1 and 2 at January 31, 2017:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$597,554	$-	$-	$(597,554)
Total	$597,554	$-	$-	$(597,554)

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Distributions to Shareholders: Each Fund, except the ALPS | Alerian MLP Infrastructure Index Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, and RiverFront Moderate Growth & Income Fund normally pays dividends and distributes capital gains, if any, on an annual basis. The ALPS | Alerian MLP Infrastructure Index Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, and RiverFront Moderate Growth & Income Fund normally pay dividends, if any, on a quarterly basis and distribute capital gains annually. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Distributions received from the ALPS | Alerian MLP Infrastructure Index Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts – to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities: The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Master Limited Partnerships: Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at January 31, 2018 are disclosed after the Statement of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations.

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for the period ended January 31, 2018 were as follows:

RiverFront Conservative Income Builder
Security Name	Share Balance November 1, 2017	Purchases	Sales	Share Balance January 31, 2018	Dividend Income	Realized Gain/Loss	Market Value January 31, 2018
Riverfront Strategic Income Fund	22,212	427	1,958	20,681	$5,679	$278	$516,661
					$5,679	$278	$516,661

RiverFront Dynamic Equity Income Fund

Security Name	Share Balance November 1, 2017	Purchases	Sales	Share Balance January 31, 2018	Dividend Income	Realized Gain/Loss	Market Value January 31, 2018
Riverfront Strategic Income Fund	105,827	5,798	7,729	103,896	$28,124	$6,917	$2,595,571
					$28,124	$6,917	$2,595,571

RiverFront Global Allocation Fund

Security Name	Share Balance November 1, 2017	Purchases	Sales	Share Balance January 31, 2018	Dividend Income	Realized Gain/Loss	Market Value January 31, 2018
Riverfront Strategic Income Fund	22,165	-	819	21,346	$5,848	$771	$533,274
					$5,848	$771	$533,274

RiverFront Moderate Growth & Income Fund

Security Name	Share Balance November 1, 2017	Purchases	Sales	Share Balance January 31, 2018	Dividend Income	Realized Gain/Loss	Market Value January 31, 2018
Riverfront Strategic Income Fund	178,038	-	10,243	167,795	$47,054	$4,258	$4,191,922
					$47,054	$4,258	$4,191,922

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 29, 2018

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	March 29, 2018